FINANCIAL EXPENSES, NET	12 Months Ended
Dec. 31, 2014
FINANCIAL EXPENSES , NET [Abstract]
FINANCIAL EXPENSES , NET

NOTE 12-    FINANCIAL EXPENSES, NET

	Year ended December 31,
	2012	2013	2014

Bank charges	$1,331	$1,316	$1,284
Interest and debt related expense	1,947	1,084	825
Cash fee	-	2,000	4,000
Change in fair value of derivatives and embedded derivatives	(973)	888	(1,188)
Exchange rate (gain) loss, net	(724)	259	1,719

Total expenses	1,581	5,547	6,640
Interest income	(117)	(85)	(60)
Total financial expenses , net	$1,464	$5,462	$6,580